SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Options outstanding
Number of options outstanding (in shares)	28,852,539
Weighted-Average Remaining Contractual life	5 years 2 months 8 days
Weighted-average exercise price (in dollars per share)	$ 0.42
Intrinsic value at the end of the period (in dollars)	$ 3,206,425
Options exercisable
Number of options exercisable (in shares)	19,285,593
Weighted-average remaining contractual life	3 years 5 months 16 days
Weighted-average exercise price (in dollars per share)	$ 0.54
Intrinsic value at the end of the period (in dollars)	1,744,629
0.01-0.38
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.01
Exercise prices, high end of range (in dollars per share)	$ 0.38
Options outstanding
Number of options outstanding (in shares)	21,682,228
Weighted-Average Remaining Contractual life	5 years 11 days
Weighted-average exercise price (in dollars per share)	$ 0.19
Intrinsic value at the end of the period (in dollars)	2,476,034
Options exercisable
Number of options exercisable (in shares)	14,845,093
Weighted-average remaining contractual life	3 years 5 months 5 days
Weighted-average exercise price (in dollars per share)	$ 0.19
Intrinsic value at the end of the period (in dollars)	1,744,629
0.40-0.63
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.40
Exercise prices, high end of range (in dollars per share)	$ 0.63
Options outstanding
Number of options outstanding (in shares)	143,700
Weighted-Average Remaining Contractual life	4 years 1 month 20 days
Weighted-average exercise price (in dollars per share)	$ 0.52
Options exercisable
Number of options exercisable (in shares)	138,900
Weighted-average remaining contractual life	3 years 11 months 23 days
Weighted-average exercise price (in dollars per share)	$ 0.53
0.68-0.97
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.68
Exercise prices, high end of range (in dollars per share)	$ 0.97
Options outstanding
Number of options outstanding (in shares)	1,684,794
Weighted-Average Remaining Contractual life	4 years 9 months 22 days
Weighted-average exercise price (in dollars per share)	$ 0.77
Options exercisable
Number of options exercisable (in shares)	1,403,294
Weighted-average remaining contractual life	4 years 3 months 4 days
Weighted-average exercise price (in dollars per share)	$ 0.75
1.00-1.39
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.00
Exercise prices, high end of range (in dollars per share)	$ 1.39
Options outstanding
Number of options outstanding (in shares)	541,570
Weighted-Average Remaining Contractual life	4 years 11 months 1 day
Weighted-average exercise price (in dollars per share)	$ 1.24
Options exercisable
Number of options exercisable (in shares)	493,570
Weighted-average remaining contractual life	4 years 8 months 8 days
Weighted-average exercise price (in dollars per share)	$ 1.26
1.47-1.60
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.47
Exercise prices, high end of range (in dollars per share)	$ 1.60
Options outstanding
Number of options outstanding (in shares)	639,036
Weighted-Average Remaining Contractual life	1 year 11 months 19 days
Weighted-average exercise price (in dollars per share)	$ 1.59
Options exercisable
Number of options exercisable (in shares)	639,036
Weighted-average remaining contractual life	1 year 11 months 19 days
Weighted-average exercise price (in dollars per share)	$ 1.59
1.73-2.10
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.73
Exercise prices, high end of range (in dollars per share)	$ 2.10
Options outstanding
Number of options outstanding (in shares)	267,700
Weighted-Average Remaining Contractual life	2 years 8 months 23 days
Weighted-average exercise price (in dollars per share)	$ 1.92
Options exercisable
Number of options exercisable (in shares)	267,700
Weighted-average remaining contractual life	2 years 8 months 23 days
Weighted-average exercise price (in dollars per share)	$ 1.92
2.27-2.59
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 2.27
Exercise prices, high end of range (in dollars per share)	$ 2.59
Options outstanding
Number of options outstanding (in shares)	630,000
Weighted-Average Remaining Contractual life	3 years 5 months 8 days
Weighted-average exercise price (in dollars per share)	$ 2.50
Options exercisable
Number of options exercisable (in shares)	630,000
Weighted-average remaining contractual life	3 years 5 months 8 days
Weighted-average exercise price (in dollars per share)	$ 2.50
2.75-2.82
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 2.75
Exercise prices, high end of range (in dollars per share)	$ 2.82
Options outstanding
Number of options outstanding (in shares)	522,500
Weighted-Average Remaining Contractual life	3 years 2 months 19 days
Weighted-average exercise price (in dollars per share)	$ 2.80
Options exercisable
Number of options exercisable (in shares)	522,500
Weighted-average remaining contractual life	3 years 2 months 19 days
Weighted-average exercise price (in dollars per share)	$ 2.80
3.00-3.37
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 3.00
Exercise prices, high end of range (in dollars per share)	$ 3.37
Options outstanding
Number of options outstanding (in shares)	205,500
Weighted-Average Remaining Contractual life	3 years 3 months 25 days
Weighted-average exercise price (in dollars per share)	$ 3.14
Options exercisable
Number of options exercisable (in shares)	205,500
Weighted-average remaining contractual life	3 years 3 months 25 days
Weighted-average exercise price (in dollars per share)	$ 3.14
4.22-4.55
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 4.22
Exercise prices, high end of range (in dollars per share)	$ 4.55
Options outstanding
Number of options outstanding (in shares)	2,535,511
Weighted-Average Remaining Contractual life	8 years 11 months 5 days
Weighted-average exercise price (in dollars per share)	$ 0.25
Intrinsic value at the end of the period (in dollars)	$ 730,391
Options exercisable
Number of options exercisable (in shares)	140,000
Weighted-average remaining contractual life	3 years 3 months 14 days
Weighted-average exercise price (in dollars per share)	$ 4.46